U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

November 25, 2025

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:    Manager Directed Portfolios (the “Trust”)
Securities Act Registration No: 333-133691
Investment Company Act Registration No: 811-21897
Hood River Emerging Markets Fund (S000097192)

Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust, on behalf of its series, the Hood River Emerging Markets Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective November 24, 2025, and filed electronically as Post-Effective Amendment No. 181 to the Trust’s Registration Statement on Form N‑1A on November 24, 2025.
If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at amber.kopp@usbank.com.

Very truly yours,

/s/ Amber C. Kopp
Amber C. Kopp
Secretary
U.S. Bank Global Fund Services
as Administrator of the Trust